SHAREHOLDERS' EQUITY - Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted net income/(loss) per share
Net income/(loss)	$ 234,441	$ (693,351)	$ (204,400)
Net income/(loss) - basic	234,441	(693,351)	(204,400)
Net income/(loss) - diluted	$ 234,441	$ (693,351)	$ (204,400)
Weighted average shares outstanding
Weighted average shares outstanding - Basic (in shares)	251,909	222,503	231,334
Dilutive impact of share-based compensation (in shares)	7,942
Weighted average shares outstanding - Diluted (in shares)	259,851	222,503	231,334
Net income/(loss) per share
Basic (in dollars per share)	$ 0.93	$ (3.12)	$ (0.88)
Diluted (in dollars per share)	$ 0.90	$ (3.12)	$ (0.88)